INCOME TAXES (Details 2)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 Cayman Islands and British Virgin Islands CNY	Mar. 31, 2013 Cayman Islands and British Virgin Islands CNY	Mar. 31, 2012 Cayman Islands and British Virgin Islands CNY	Mar. 31, 2014 PRC CNY	Mar. 31, 2013 PRC CNY	Mar. 31, 2012 PRC CNY	Mar. 31, 2014 Hong Kong CNY
Income Taxes
Earnings before income taxes	$ 7,588,297	47,171,897	30,212,972	70,180,552	(18,615,565)	(19,373,510)	(15,598,329)	65,782,659	49,586,482	85,778,881	4,803
Current expense		9,312,545	10,226,537	13,189,414
Deferred expense (benefit)		(717,083)	(3,221,555)	1,149,668
Dividend withholding tax		11,300,000
Total income tax expense	$ 3,200,480	19,895,462	7,004,982	14,339,082